Average Annual Total Returns - Columbia Large Cap Value Fund	Oct. 01, 2020
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
Class A
Average Annual Return:
1 Year	22.32%
5 Years	7.27%
10 Years	10.09%
Inception Date	Oct. 15, 1990
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	20.70%
5 Years	5.30%
10 Years	8.74%
Inception Date	Oct. 15, 1990
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.30%
5 Years	5.34%
10 Years	8.05%
Inception Date	Oct. 15, 1990
Class C
Average Annual Return:
1 Year	27.87%
5 Years	7.73%
10 Years	9.91%
Inception Date	Jun. 26, 2000
Class R
Average Annual Return:
1 Year	29.54%
5 Years	8.29%
10 Years	10.47%
Inception Date	Dec. 11, 2006
Class Adv
Average Annual Return:
1 Year	30.16%
5 Years	8.82%
10 Years	10.91%
Inception Date	Dec. 11, 2006
Class Inst2
Average Annual Return:
1 Year	30.22%
5 Years	8.90%
10 Years	11.15%
Inception Date	Dec. 11, 2006
Class Inst
Average Annual Return:
1 Year	30.10%
5 Years	8.81%
10 Years	11.01%
Inception Date	Sep. 27, 2010
Class Inst3
Average Annual Return:
1 Year	30.25%
5 Years	8.92%
10 Years	11.05%
Inception Date	Nov. 08, 2012